FRANKLIN TEMPLETON INVESTMENTS
                             500 East Broward Blvd.
                            Ft. Lauderdale, FL 33394






January 4, 2002


Filed Via EDGAR (CIK #0000878087)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

      Re: Templeton Developing Markets Trust
          File Nos. 033-42163 and 811-6378

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 18, 2001.

Sincerely,

TEMPLETON DEVELOPING MARKETS TRUST



/s/ROBERT C. ROSSELOT

Robert C. Rosselot
Senior Corporate Counsel